Basis of Presentation (Details)	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2020 vessel	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cost of Goods and Services Sold		$ 66,896,000	$ 103,410,000	$ 188,460,000	$ 212,193,000
Revenues		482,805,000	462,397,000	1,056,859,000	949,270,000
Vessels [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenues		218,309,000	200,353,000	543,104,000	431,590,000
Restatement Adjustment [Member] | Vessels [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cost of Goods and Services Sold			4,700,000		10,400,000
Revenues			4,700,000		10,400,000
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired | vessel	6
Teekay Parent
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenues		$ 88,108,000	$ 105,817,000	$ 180,375,000	$ 205,914,000
LPG Carriers [Member] | Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired | vessel				6
FPSO | Teekay Parent
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired | vessel				1
Teekay LNG and Teekay Tankers [Member] | Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		50.00%		50.00%